Financial Instruments And Financial Risk Management - Summary Of Categories Of Financial Instrument (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Current, Amortized cost	€ 48,286	€ 43,824
Non- current, Amortized cost	411	359
Current, Cost (FLAC)	10,071	6,308
Non- current, Cost (FLAC)	7,389	6,800
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade and Other Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Current, Cost (FLAC)	8,396	5,128
Non- current, Cost (FLAC)	0	0
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Current, Cost (FLAC)	1,638	1,156
Non- current, Cost (FLAC)	7,389	6,800
Other Financial Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Current, Cost (FLAC)	37	24
Non- current, Cost (FLAC)	0	0
Other Financial Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Current, Amortized cost	143	76
Non- current, Amortized cost	411	359
Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Current, Amortized cost	48,143	43,198
Non- current, Amortized cost	0	0
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Current, Amortized cost	0	550
Non- current, Amortized cost	€ 0	€ 0